Portfolio of Investments – as of October 31, 2023 (Unaudited)
Natixis Sustainable Future 2050 Fund

Shares	Description	Value (†)
Common Stocks — 59.1% of Net Assets
	Aerospace & Defense — 1.2%
237	AAR Corp.(a)	$14,068
577	Boeing Co.(a)	107,795
45	L3Harris Technologies, Inc.	8,073
40	Lockheed Martin Corp.	18,186
95	Moog, Inc., Class A	11,025
145	RTX Corp.	11,802
		170,949
	Air Freight & Logistics — 0.4%
321	Expeditors International of Washington, Inc.	35,069
33	FedEx Corp.	7,923
183	GXO Logistics, Inc.(a)	9,244
93	United Parcel Service, Inc., Class B	13,136
		65,372
	Automobile Components — 0.7%
44	Aptiv PLC(a)	3,837
777	BorgWarner, Inc.	28,671
643	Dana, Inc.	7,382
563	Magna International, Inc.	27,075
547	Mobileye Global, Inc., Class A(a)	19,511
165	Phinia, Inc.	4,270
87	Visteon Corp.(a)	10,016
		100,762
	Automobiles — 1.1%
1,822	General Motors Co.	51,380
512	Tesla, Inc.(a)	102,830
90	Thor Industries, Inc.	7,914
		162,124
	Banks — 3.0%
397	Ameris Bancorp	14,808
1,629	Banc of California, Inc.	18,261
2,149	Bank of America Corp.	56,605
1,067	Citigroup, Inc.	42,136
151	Citizens Financial Group, Inc.	3,538
283	East West Bancorp, Inc.	15,174
25	First Citizens BancShares, Inc., Class A	34,519
718	First Financial Bancorp	13,283
1,848	FNB Corp.	19,755
1,190	Fulton Financial Corp.	15,458
395	International Bancshares Corp.	17,313
357	JPMorgan Chase & Co.	49,644
109	PNC Financial Services Group, Inc.	12,477
198	Regions Financial Corp.	2,877
1,231	Truist Financial Corp.	34,911
182	U.S. Bancorp	5,802
379	Webster Financial Corp.	14,391
1,445	Wells Fargo & Co.	57,468
		428,420
	Beverages — 0.9%
71	Boston Beer Co., Inc., Class A(a)	23,711
236	Coca-Cola Co.	13,332
204	Keurig Dr Pepper, Inc.	6,187
1,650	Monster Beverage Corp.(a)	84,315
44	PepsiCo, Inc.	7,184
		134,729
	Biotechnology — 1.3%
71	AbbVie, Inc.	10,024
292	Alnylam Pharmaceuticals, Inc.(a)	44,326
19	Biogen, Inc.(a)	4,513
329	CRISPR Therapeutics AG(a)	12,808
Shares	Description	Value (†)
	Biotechnology — continued
292	Cytokinetics, Inc.(a)	$10,179
112	Gilead Sciences, Inc.	8,797
196	Halozyme Therapeutics, Inc.(a)	6,639
83	Incyte Corp.(a)	4,476
113	Neurocrine Biosciences, Inc.(a)	12,536
74	Regeneron Pharmaceuticals, Inc.(a)	57,712
33	United Therapeutics Corp.(a)	7,354
13	Vertex Pharmaceuticals, Inc.(a)	4,707
		184,071
	Broadline Retail — 2.3%
264	Alibaba Group Holding Ltd., ADR(a)	21,790
2,098	Amazon.com, Inc.(a)	279,223
708	eBay, Inc.	27,775
		328,788
	Building Products — 0.9%
104	Builders FirstSource, Inc.(a)	11,286
75	Carlisle Cos., Inc.	19,057
112	Carrier Global Corp.	5,338
473	Fortune Brands Innovations, Inc.	26,393
39	Lennox International, Inc.	14,451
657	Masco Corp.	34,223
151	Owens Corning	17,119
124	Trex Co., Inc.(a)	6,970
		134,837
	Capital Markets — 3.6%
1,030	Bank of New York Mellon Corp.	43,775
47	BlackRock, Inc.	28,777
47	Cboe Global Markets, Inc.	7,703
1,008	Charles Schwab Corp.	52,456
76	CME Group, Inc.	16,223
81	FactSet Research Systems, Inc.	34,983
140	Goldman Sachs Group, Inc.	42,505
659	Intercontinental Exchange, Inc.	70,803
317	Janus Henderson Group PLC	7,313
1,027	KKR & Co., Inc.	56,896
63	Moody's Corp.	19,404
104	Morgan Stanley	7,365
67	MSCI, Inc.	31,594
35	Northern Trust Corp.	2,307
51	S&P Global, Inc.	17,815
504	SEI Investments Co.	27,045
652	State Street Corp.	42,139
34	T. Rowe Price Group, Inc.	3,077
61	Virtus Investment Partners, Inc.	11,238
		523,418
	Chemicals — 0.9%
16	Air Products & Chemicals, Inc.	4,519
198	Celanese Corp.	22,673
512	Corteva, Inc.	24,648
55	DuPont de Nemours, Inc.	4,008
33	Ecolab, Inc.	5,535
176	HB Fuller Co.	11,642
125	Innospec, Inc.	12,250
61	Linde PLC	23,312
146	Minerals Technologies, Inc.	7,893
22	Sherwin-Williams Co.	5,241
86	Stepan Co.	6,433
		128,154
	Commercial Services & Supplies — 0.1%
90	MSA Safety, Inc.	14,209

Shares	Description	Value (†)
	Commercial Services & Supplies — continued
178	Vestis Corp.(a)	$2,722
30	Waste Management, Inc.	4,930
		21,861
	Communications Equipment — 0.3%
210	Ciena Corp.(a)	8,862
451	Cisco Systems, Inc.	23,511
59	F5, Inc.(a)	8,944
22	Motorola Solutions, Inc.	6,126
		47,443
	Construction & Engineering — 0.2%
302	AECOM	23,118
	Construction Materials — 0.2%
31	Martin Marietta Materials, Inc.	12,677
74	Vulcan Materials Co.	14,540
		27,217
	Consumer Finance — 1.1%
1,730	Ally Financial, Inc.	41,849
368	American Express Co.	53,739
666	Capital One Financial Corp.	67,459
113	Synchrony Financial	3,170
		166,217
	Consumer Staples Distribution & Retail — 1.1%
177	BJ's Wholesale Club Holdings, Inc.(a)	12,057
41	Casey's General Stores, Inc.	11,148
34	Costco Wholesale Corp.	18,783
1,632	Kroger Co.	74,044
295	Sprouts Farmers Market, Inc.(a)	12,396
37	Target Corp.	4,099
163	Walmart, Inc.	26,636
		159,163
	Containers & Packaging — 0.2%
36	Ball Corp.	1,733
180	Crown Holdings, Inc.	14,508
290	Sonoco Products Co.	15,025
		31,266
	Distributors — 0.0%
40	Genuine Parts Co.	5,154
	Diversified Consumer Services — 0.2%
104	Grand Canyon Education, Inc.(a)	12,306
218	Service Corp. International	11,864
		24,170
	Diversified REITs — 0.1%
706	American Assets Trust, Inc.	12,532
26	Digital Realty Trust, Inc.	3,233
		15,765
	Diversified Telecommunication Services — 0.3%
1,239	AT&T, Inc.	19,081
166	Iridium Communications, Inc.	6,150
701	Verizon Communications, Inc.	24,626
		49,857
	Electric Utilities — 0.4%
215	American Electric Power Co., Inc.	16,241
247	Eversource Energy	13,286
136	Exelon Corp.	5,296
158	FirstEnergy Corp.	5,625
119	IDACORP, Inc.	11,270
		51,718
	Electrical Equipment — 0.6%
113	Eaton Corp. PLC	23,494
Shares	Description	Value (†)
	Electrical Equipment — continued
152	Emerson Electric Co.	$13,524
69	Hubbell, Inc.	18,637
269	nVent Electric PLC	12,947
98	Regal Rexnord Corp.	11,604
25	Rockwell Automation, Inc.	6,570
		86,776
	Electronic Equipment, Instruments & Components — 0.8%
137	Advanced Energy Industries, Inc.	11,955
75	Amphenol Corp., Class A	6,041
286	Avnet, Inc.	13,250
226	Cognex Corp.	8,134
59	Corning, Inc.	1,579
191	Jabil, Inc.	23,455
714	Knowles Corp.(a)	9,275
44	Littelfuse, Inc.	9,534
231	TE Connectivity Ltd.	27,223
16	Teledyne Technologies, Inc.(a)	5,993
17	Zebra Technologies Corp., Class A(a)	3,560
		119,999
	Energy Equipment & Services — 0.2%
385	ChampionX Corp.	11,858
810	NOV, Inc.	16,168
118	Schlumberger NV	6,568
		34,594
	Entertainment — 1.7%
70	Electronic Arts, Inc.	8,665
231	Netflix, Inc.(a)	95,101
59	Take-Two Interactive Software, Inc.(a)	7,891
1,191	Walt Disney Co.(a)	97,174
3,364	Warner Bros Discovery, Inc.(a)	33,438
		242,269
	Financial Services — 2.1%
388	Block, Inc.(a)	15,617
446	Fiserv, Inc.(a)	50,732
285	Global Payments, Inc.	30,273
26	Jack Henry & Associates, Inc.	3,666
28	Mastercard, Inc., Class A	10,538
1,170	MGIC Investment Corp.	19,703
481	PayPal Holdings, Inc.(a)	24,916
487	Visa, Inc., Class A	114,493
270	Voya Financial, Inc.	18,028
62	WEX, Inc.(a)	10,322
		298,288
	Food Products — 0.7%
140	Campbell Soup Co.	5,657
240	Conagra Brands, Inc.	6,566
160	Darling Ingredients, Inc.(a)	7,086
120	General Mills, Inc.	7,829
41	Hershey Co.	7,681
233	Hormel Foods Corp.	7,584
115	Ingredion, Inc.	10,762
46	J.M. Smucker Co.	5,237
164	Kellanova	8,277
156	Kraft Heinz Co.	4,908
112	McCormick & Co., Inc.	7,157
289	Mondelez International, Inc., Class A	19,135
41	WK Kellogg Co.(a)	411
		98,290
	Gas Utilities — 0.2%
91	Atmos Energy Corp.	9,797

Shares	Description	Value (†)
	Gas Utilities — continued
328	New Jersey Resources Corp.	$13,311
133	ONE Gas, Inc.	8,033
		31,141
	Ground Transportation — 0.5%
395	CSX Corp.	11,791
29	J.B. Hunt Transport Services, Inc.	4,984
56	Norfolk Southern Corp.	10,684
84	Ryder System, Inc.	8,193
33	Saia, Inc.(a)	11,830
37	Union Pacific Corp.	7,682
143	XPO, Inc.(a)	10,841
		66,005
	Health Care Equipment & Supplies — 1.0%
141	Abbott Laboratories	13,331
15	Align Technology, Inc.(a)	2,769
602	Baxter International, Inc.	19,523
54	Becton Dickinson & Co.	13,650
13	Cooper Cos., Inc.	4,053
67	Edwards Lifesciences Corp.(a)	4,269
32	GE HealthCare Technologies, Inc.	2,130
126	Globus Medical, Inc., Class A(a)	5,759
94	Haemonetics Corp.(a)	8,012
120	Intuitive Surgical, Inc.(a)	31,466
148	LeMaitre Vascular, Inc.	7,190
198	Medtronic PLC	13,971
46	Penumbra, Inc.(a)	8,793
37	Shockwave Medical, Inc.(a)	7,632
26	Stryker Corp.	7,026
		149,574
	Health Care Providers & Services — 1.5%
182	Acadia Healthcare Co., Inc.(a)	13,379
93	Cardinal Health, Inc.	8,463
378	Centene Corp.(a)	26,075
29	Chemed Corp.	16,317
55	Cigna Group	17,006
491	CVS Health Corp.	33,884
19	Elevance Health, Inc.	8,552
115	Encompass Health Corp.	7,194
103	HCA Healthcare, Inc.	23,292
87	Henry Schein, Inc.(a)	5,653
9	Humana, Inc.	4,713
25	Laboratory Corp. of America Holdings	4,993
14	McKesson Corp.	6,375
314	Select Medical Holdings Corp.	7,137
166	Tenet Healthcare Corp.(a)	8,914
42	UnitedHealth Group, Inc.	22,494
		214,441
	Health Care REITs — 0.1%
811	Physicians Realty Trust	8,807
	Health Care Technology — 0.4%
1,228	Doximity, Inc., Class A(a)	25,088
187	Veeva Systems, Inc., Class A(a)	36,037
		61,125
	Hotel & Resort REITs — 0.0%
173	Host Hotels & Resorts, Inc.	2,678
	Hotels, Restaurants & Leisure — 1.6%
356	Aramark	9,587
9	Booking Holdings, Inc.(a)	25,106
3	Chipotle Mexican Grill, Inc.(a)	5,827
136	Hilton Worldwide Holdings, Inc.	20,608
Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — continued
131	Marriott Vacations Worldwide Corp.	$11,772
84	McDonald's Corp.	22,022
187	Norwegian Cruise Line Holdings Ltd.(a)	2,543
578	Starbucks Corp.	53,315
288	Travel & Leisure Co.	9,801
49	Wingstop, Inc.	8,956
543	Yum China Holdings, Inc.	28,540
226	Yum! Brands, Inc.	27,314
		225,391
	Household Durables — 0.4%
54	DR Horton, Inc.	5,638
290	KB Home	12,818
114	Meritage Homes Corp.	12,998
157	PulteGroup, Inc.	11,554
373	Taylor Morrison Home Corp.(a)	14,293
		57,301
	Household Products — 0.5%
131	Church & Dwight Co., Inc.	11,913
69	Colgate-Palmolive Co.	5,183
437	Energizer Holdings, Inc.	13,801
280	Procter & Gamble Co.	42,008
		72,905
	Independent Power & Renewable Electricity Producers — 0.0%
418	AES Corp.	6,228
	Industrial Conglomerates — 0.4%
47	3M Co.	4,274
233	General Electric Co.	25,311
130	Honeywell International, Inc.	23,824
		53,409
	Industrial REITs — 0.2%
85	Prologis, Inc.	8,564
409	Rexford Industrial Realty, Inc.	17,685
		26,249
	Insurance — 2.0%
36	Allstate Corp.	4,613
889	American International Group, Inc.	54,505
120	Arch Capital Group Ltd.(a)	10,402
74	Arthur J Gallagher & Co.	17,426
40	Assurant, Inc.	5,956
57	Chubb Ltd.	12,233
209	First American Financial Corp.	10,751
126	Hanover Insurance Group, Inc.	14,768
130	Hartford Financial Services Group, Inc.	9,549
55	Marsh & McLennan Cos., Inc.	10,431
96	Prudential Financial, Inc.	8,778
243	Reinsurance Group of America, Inc.	36,321
177	Selective Insurance Group, Inc.	18,427
97	Travelers Cos., Inc.	16,242
248	Willis Towers Watson PLC	58,501
		288,903
	Interactive Media & Services — 3.3%
777	Alphabet, Inc., Class A(a)	96,410
1,284	Alphabet, Inc., Class C(a)	160,885
616	Meta Platforms, Inc., Class A(a)	185,582
400	Pinterest, Inc., Class A(a)	11,952
340	Yelp, Inc.(a)	14,345
351	ZoomInfo Technologies, Inc.(a)	4,549
		473,723

Shares	Description	Value (†)
	IT Services — 0.5%
66	Accenture PLC, Class A	$19,608
184	Cognizant Technology Solutions Corp., Class A	11,862
118	International Business Machines Corp.	17,068
532	Shopify, Inc., Class A(a)	25,105
18	VeriSign, Inc.(a)	3,594
		77,237
	Leisure Products — 0.1%
633	Mattel, Inc.(a)	12,078
148	YETI Holdings, Inc.(a)	6,293
		18,371
	Life Sciences Tools & Services — 0.8%
38	Agilent Technologies, Inc.	3,928
91	Danaher Corp.	17,474
239	Illumina, Inc.(a)	26,151
253	IQVIA Holdings, Inc.(a)	45,750
65	Repligen Corp.(a)	8,747
21	Thermo Fisher Scientific, Inc.	9,340
11	West Pharmaceutical Services, Inc.	3,501
		114,891
	Machinery — 1.2%
88	AGCO Corp.	10,090
31	Caterpillar, Inc.	7,007
52	Chart Industries, Inc.(a)	6,044
11	Cummins, Inc.	2,379
41	Deere & Co.	14,980
75	Dover Corp.	9,746
109	Fortive Corp.	7,115
288	Graco, Inc.	21,413
24	Illinois Tool Works, Inc.	5,379
202	ITT, Inc.	18,857
118	Oshkosh Corp.	10,352
57	Parker-Hannifin Corp.	21,028
139	SPX Technologies, Inc.(a)	11,137
195	Terex Corp.	8,931
176	Toro Co.	14,228
		168,686
	Media — 1.1%
133	Charter Communications, Inc., Class A(a)	53,572
1,185	Comcast Corp., Class A	48,929
389	Interpublic Group of Cos., Inc.	11,048
262	Liberty Broadband Corp., Class C(a)	21,827
215	New York Times Co., Class A	8,667
165	Omnicom Group, Inc.	12,360
204	Paramount Global, Class B	2,219
		158,622
	Metals & Mining — 0.4%
542	Alcoa Corp.	13,897
672	Cleveland-Cliffs, Inc.(a)	11,276
196	Commercial Metals Co.	8,289
73	Newmont Corp.	2,735
61	Reliance Steel & Aluminum Co.	15,517
		51,714
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
712	Invesco Mortgage Capital, Inc.	4,863
577	KKR Real Estate Finance Trust, Inc.	6,024
		10,887
	Multi-Utilities — 0.1%
139	Consolidated Edison, Inc.	12,203
Shares	Description	Value (†)
	Multi-Utilities — continued
53	DTE Energy Co.	$5,108
35	WEC Energy Group, Inc.	2,849
		20,160
	Office REITs — 0.4%
1,473	Brandywine Realty Trust	5,509
710	COPT Defense Properties	16,188
502	Douglas Emmett, Inc.	5,628
657	Easterly Government Properties, Inc.	7,069
779	Highwoods Properties, Inc.	13,936
533	Kilroy Realty Corp.	15,233
		63,563
	Oil, Gas & Consumable Fuels — 2.5%
1,004	Antero Midstream Corp.	12,389
269	Antero Resources Corp.(a)	7,919
1,064	APA Corp.	42,262
88	Chevron Corp.	12,824
453	CNX Resources Corp.(a)	9,839
601	ConocoPhillips	71,399
461	EOG Resources, Inc.	58,201
189	Exxon Mobil Corp.	20,006
47	Hess Corp.	6,787
195	HF Sinclair Corp.	10,799
640	Kinder Morgan, Inc.	10,368
114	ONEOK, Inc.	7,433
313	Ovintiv, Inc.	15,024
381	Phillips 66	43,461
351	Range Resources Corp.	12,580
1,304	Southwestern Energy Co.(a)	9,298
46	Valero Energy Corp.	5,842
233	Williams Cos., Inc.	8,015
		364,446
	Passenger Airlines — 0.1%
282	Alaska Air Group, Inc.(a)	8,919
295	Delta Air Lines, Inc.	9,219
		18,138
	Personal Care Products — 0.0%
24	Estee Lauder Cos., Inc., Class A	3,093
	Pharmaceuticals — 1.4%
177	Bristol-Myers Squibb Co.	9,121
34	Eli Lilly & Co.	18,834
87	Jazz Pharmaceuticals PLC(a)	11,051
241	Johnson & Johnson	35,750
181	Merck & Co., Inc.	18,589
204	Novartis AG, ADR	19,090
416	Novo Nordisk AS, ADR	40,173
198	Perrigo Co. PLC	5,473
313	Pfizer, Inc.	9,565
617	Roche Holding AG, ADR	19,947
40	Sandoz Group AG, ADR(a)	1,033
89	Zoetis, Inc.	13,973
		202,599
	Professional Services — 0.4%
27	Automatic Data Processing, Inc.	5,892
43	Ceridian HCM Holding, Inc.(a)	2,752
115	Equifax, Inc.	19,501
120	Exponent, Inc.	8,795
162	Korn Ferry	7,374
61	Leidos Holdings, Inc.	6,046

Shares	Description	Value (†)
	Professional Services — continued
31	Paychex, Inc.	$3,443
66	Paylocity Holding Corp.(a)	11,840
		65,643
	Real Estate Management & Development — 0.4%
709	CBRE Group, Inc., Class A(a)	49,162
83	Jones Lang LaSalle, Inc.(a)	10,617
		59,779
	Residential REITs — 0.1%
43	AvalonBay Communities, Inc.	7,127
64	Camden Property Trust	5,432
		12,559
	Retail REITs — 0.3%
1,175	Brixmor Property Group, Inc.	24,428
406	NNN REIT, Inc.	14,750
36	Simon Property Group, Inc.	3,956
		43,134
	Semiconductors & Semiconductor Equipment — 2.7%
161	Advanced Micro Devices, Inc.(a)	15,859
96	Analog Devices, Inc.	15,104
527	ARM Holdings PLC, ADR(a)	25,976
33	Broadcom, Inc.	27,765
20	First Solar, Inc.(a)	2,849
569	Intel Corp.	20,768
177	Lattice Semiconductor Corp.(a)	9,843
87	Micron Technology, Inc.	5,818
462	NVIDIA Corp.	188,404
58	Qorvo, Inc.(a)	5,070
350	QUALCOMM, Inc.	38,146
66	Silicon Laboratories, Inc.(a)	6,084
112	Synaptics, Inc.(a)	9,370
107	Texas Instruments, Inc.	15,195
69	Universal Display Corp.	9,603
		395,854
	Software — 5.3%
54	Adobe, Inc.(a)	28,731
49	ANSYS, Inc.(a)	13,635
337	Autodesk, Inc.(a)	66,601
31	Cadence Design Systems, Inc.(a)	7,435
251	Dynatrace, Inc.(a)	11,222
34	Intuit, Inc.	16,828
95	Manhattan Associates, Inc.(a)	18,523
751	Microsoft Corp.	253,921
1,114	Oracle Corp.	115,188
21	Palo Alto Networks, Inc.(a)	5,104
88	Qualys, Inc.(a)	13,460
42	Roper Technologies, Inc.	20,520
548	Salesforce, Inc.(a)	110,055
18	ServiceNow, Inc.(a)	10,473
77	SPS Commerce, Inc.(a)	12,346
19	Synopsys, Inc.(a)	8,919
19	Tyler Technologies, Inc.(a)	7,085
204	Workday, Inc., Class A(a)	43,189
		763,235
	Specialized REITs — 0.2%
22	American Tower Corp.	3,920
42	Crown Castle, Inc.	3,905
8	Equinix, Inc.	5,837
188	VICI Properties, Inc.	5,245
120	Weyerhaeuser Co.	3,443
		22,350
Shares	Description	Value (†)
	Specialty Retail — 0.7%
39	Asbury Automotive Group, Inc.(a)	$7,464
84	Boot Barn Holdings, Inc.(a)	5,838
61	Dick's Sporting Goods, Inc.	6,524
62	Five Below, Inc.(a)	10,787
73	Home Depot, Inc.	20,782
38	Lithia Motors, Inc.	9,204
77	Ross Stores, Inc.	8,930
158	TJX Cos., Inc.	13,915
85	Williams-Sonoma, Inc.	12,770
		96,214
	Technology Hardware, Storage & Peripherals — 0.8%
602	Apple, Inc.	102,804
246	Hewlett Packard Enterprise Co.	3,783
141	HP, Inc.	3,713
		110,300
	Textiles, Apparel & Luxury Goods — 0.5%
75	Crocs, Inc.(a)	6,699
32	Deckers Outdoor Corp.(a)	19,106
183	NIKE, Inc., Class B	18,807
113	PVH Corp.	8,401
2,022	Under Armour, Inc., Class A(a)	13,851
1,139	Under Armour, Inc., Class C(a)	7,324
		74,188
	Trading Companies & Distributors — 0.2%
82	GATX Corp.	8,576
52	Watsco, Inc.	18,142
		26,718
	Water Utilities — 0.1%
126	American States Water Co.	9,834
31	American Water Works Co., Inc.	3,647
265	Essential Utilities, Inc.	8,867
		22,348
	Total Common Stocks (Identified Cost $8,696,200)	8,567,398

Principal Amount
Bonds and Notes — 5.7%
	Apartment REITs — 0.0%
$4,000	Essex Portfolio LP, 3.000%, 1/15/2030	3,264
	Automotive — 0.1%
8,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	7,515
3,000	Lear Corp., 4.250%, 5/15/2029	2,682
4,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	3,243
		13,440
	Banking — 0.9%
9,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	8,132
6,000	Bank of New York Mellon Corp., Series 12, 3.650%, 2/04/2024	5,962
4,000	Bank of Nova Scotia, 3.400%, 2/11/2024	3,969
11,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	9,742
9,000	Citigroup, Inc., 4.600%, 3/09/2026	8,626
8,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	7,711
8,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	7,914
10,000	KeyCorp, MTN, 2.550%, 10/01/2029	7,471

Principal Amount	Description	Value (†)
	Banking — continued
$4,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	$3,590
6,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	5,267
5,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	4,553
9,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	8,273
9,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	8,662
4,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	3,906
4,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	3,920
7,000	State Street Corp., 2.400%, 1/24/2030	5,701
5,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	3,763
9,000	Truist Bank, 3.200%, 4/01/2024	8,893
9,000	Westpac Banking Corp., 2.350%, 2/19/2025	8,632
		124,687
	Brokerage — 0.1%
9,000	BlackRock, Inc., 2.400%, 4/30/2030	7,384
9,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	5,229
		12,613
	Building Materials — 0.1%
5,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	4,144
10,000	Owens Corning, 3.950%, 8/15/2029	8,867
		13,011
	Chemicals — 0.0%
2,000	LYB International Finance BV, 5.250%, 7/15/2043	1,610
	Consumer Products — 0.0%
3,000	Procter & Gamble Co., 3.000%, 3/25/2030	2,611
	Diversified Manufacturing — 0.1%
10,000	Eaton Corp., 4.150%, 3/15/2033	8,798
5,000	Emerson Electric Co., 2.000%, 12/21/2028	4,237
		13,035
	Electric — 0.3%
5,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	4,289
8,000	Duke Energy Corp., 3.750%, 4/15/2024	7,922
11,000	Entergy Corp., 0.900%, 9/15/2025	10,011
4,000	Exelon Corp., 4.050%, 4/15/2030	3,533
9,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	7,013
4,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	3,462
2,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	1,387
8,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	7,586
		45,203
	Environmental — 0.0%
6,000	Republic Services, Inc., 1.450%, 2/15/2031	4,411
3,000	Waste Management, Inc., 2.950%, 6/01/2041	1,961
		6,372
	Finance Companies — 0.1%
4,000	Ares Capital Corp., 3.250%, 7/15/2025	3,751
5,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	4,272
		8,023
	Food & Beverage — 0.2%
9,000	Coca-Cola Co., 1.450%, 6/01/2027	7,909
8,000	General Mills, Inc., 4.000%, 4/17/2025	7,786
4,000	Mondelez International, Inc., 2.750%, 4/13/2030	3,294
9,000	PepsiCo, Inc., 2.750%, 3/19/2030	7,665
		26,654
Principal Amount	Description	Value (†)
	Government Owned - No Guarantee — 0.2%
$8,000	Equinor ASA, 3.625%, 4/06/2040	$5,927
14,000	Federal National Mortgage Association, 6.625%, 11/15/2030	15,181
		21,108
	Health Care REITs — 0.0%
6,000	Welltower OP LLC, 2.800%, 6/01/2031	4,698
	Health Insurance — 0.1%
9,000	Elevance Health, Inc., 4.101%, 3/01/2028	8,407
7,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	6,885
		15,292
	Healthcare — 0.1%
3,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	2,818
2,000	CVS Health Corp., 4.300%, 3/25/2028	1,874
4,000	DH Europe Finance II SARL, 2.200%, 11/15/2024	3,855
4,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	3,706
4,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	3,285
		15,538
	Integrated Energy — 0.1%
9,000	Exxon Mobil Corp., 2.992%, 3/19/2025	8,706
6,000	Shell International Finance BV, 6.375%, 12/15/2038	6,133
		14,839
	Life Insurance — 0.1%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	1,944
7,000	Manulife Financial Corp., 3.703%, 3/16/2032	5,967
		7,911
	Media Entertainment — 0.0%
4,000	Netflix, Inc., 3.625%, 6/15/2025(b)	3,856
	Metals & Mining — 0.0%
6,000	Nucor Corp., 3.125%, 4/01/2032	4,847
	Mortgage Related — 1.6%
22,964	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	16,870
32,912	Federal Home Loan Mortgage Corp., 2.500%, with various maturities from 2051 to 2052(c)	25,291
23,935	Federal Home Loan Mortgage Corp., 3.000%, with various maturities from 2049 to 2052(c)	19,178
21,382	Federal Home Loan Mortgage Corp., 3.500%, with various maturities in 2052(c)	17,817
931	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	805
26,444	Federal National Mortgage Association, 2.000%, with various maturities from 2050 to 2052(c)	19,491
33,786	Federal National Mortgage Association, 2.500%, with various maturities from 2050 to 2052(c)	26,019
34,667	Federal National Mortgage Association, 3.000%, with various maturities from 2034 to 2052(c)	27,866
21,656	Federal National Mortgage Association, 3.500%, with various maturities from 2049 to 2052(c)	18,085
20,661	Federal National Mortgage Association, 4.000%, with various maturities from 2050 to 2053(c)	17,864
418	Federal National Mortgage Association, 4.500%, with various maturities in 2049(c)	379
9,178	Government National Mortgage Association, 3.000%, 6/20/2052	7,569
5,967	Government National Mortgage Association, 4.000%, 8/20/2053	5,247
4,966	Government National Mortgage Association, 5.000%, 7/20/2053	4,623
21,578	Government National Mortgage Association, 5.500%, 4/20/2053	20,645
		227,749
	Natural Gas — 0.1%
11,000	NiSource, Inc., 0.950%, 8/15/2025	10,050

Principal Amount	Description	Value (†)
	Office REITs — 0.1%
$10,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	$9,516
5,000	Boston Properties LP, 2.750%, 10/01/2026	4,421
		13,937
	Oil Field Services — 0.0%
5,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	4,555
	Other REITs — 0.0%
5,000	Prologis LP, 1.250%, 10/15/2030	3,657
	Pharmaceuticals — 0.1%
8,000	AbbVie, Inc., 3.600%, 5/14/2025	7,739
4,000	Biogen, Inc., 2.250%, 5/01/2030	3,141
4,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	3,589
3,000	Merck & Co., Inc., 1.450%, 6/24/2030	2,307
4,000	Viatris, Inc., 3.850%, 6/22/2040	2,490
		19,266
	Property & Casualty Insurance — 0.0%
3,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	2,470
5,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	3,933
		6,403
	Railroads — 0.1%
8,000	CSX Corp., 2.600%, 11/01/2026	7,327
	Restaurants — 0.0%
8,000	Starbucks Corp., 2.250%, 3/12/2030	6,455
	Retail REITs — 0.0%
2,000	Realty Income Corp., 3.400%, 1/15/2028	1,800
2,000	Spirit Realty LP, 2.700%, 2/15/2032	1,481
		3,281
	Retailers — 0.1%
4,000	Amazon.com, Inc., 3.875%, 8/22/2037	3,276
10,000	TJX Cos., Inc., 1.150%, 5/15/2028	8,272
4,000	Walmart, Inc., 4.100%, 4/15/2033	3,581
		15,129
	Technology — 0.3%
8,000	Apple, Inc., 2.500%, 2/09/2025	7,723
2,000	Broadcom, Inc., 3.137%, 11/15/2035(b)	1,411
5,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	4,167
5,000	Intel Corp., 2.450%, 11/15/2029	4,197
9,000	International Business Machines Corp., 4.000%, 6/20/2042	6,703
4,000	NVIDIA Corp., 2.850%, 4/01/2030	3,419
8,000	Oracle Corp., 2.950%, 5/15/2025	7,657
9,000	QUALCOMM, Inc., 1.650%, 5/20/2032	6,565
		41,842
	Treasuries — 0.7%
15,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	6,599
10,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	6,557
8,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	5,070
23,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	15,641
19,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	13,430
11,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	7,593
16,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	11,013
34,000	U.S. Treasury Notes, 0.375%, 11/30/2025	30,891
		96,794
Principal Amount	Description	Value (†)
	Utility Other — 0.0%
$6,000	Essential Utilities, Inc., 4.276%, 5/01/2049	$4,201
	Wireless — 0.1%
8,000	Vodafone Group PLC, 6.150%, 2/27/2037	7,595
	Wirelines — 0.0%
4,000	AT&T, Inc., 3.650%, 6/01/2051	2,462
	Total Bonds and Notes (Identified Cost $941,530)	829,315

Shares
Exchange-Traded Funds — 8.7%
18,794	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,398,922)	1,257,882

Mutual Funds — 13.7%
62,175	WCM Focused Emerging Markets Fund, Institutional Class	742,994
63,150	WCM Focused International Growth Fund, Institutional Class	1,247,850
	Total Mutual Funds (Identified Cost $2,502,307)	1,990,844

Affiliated Mutual Funds — 11.6%
18,247	Loomis Sayles Inflation Protected Securities Fund, Class N	167,323
30,689	Mirova Global Green Bond Fund, Class N	249,807
124,407	Mirova International Sustainable Equity Fund, Class N	1,267,714
	Total Affiliated Mutual Funds (Identified Cost $2,064,528)	1,684,844

Principal Amount
Short-Term Investments — 3.7%
$534,613	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/2023 at 2.500% to be repurchased at $534,650 on 11/01/2023 collateralized by $546,200 U.S. Treasury Note, 5.000% due 10/31/2025 valued at $545,752 including accrued interest(d) (Identified Cost $534,613)	534,613
	Total Investments — 102.5% (Identified Cost $16,138,100)	14,864,896
	Other assets less liabilities — (2.5)%	(369,236)
	Net Assets — 100.0%	$14,495,660

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2023, the value of Rule 144A holdings amounted to $13,024 or 0.1% of net assets.

(c)
The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are
interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(d)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of October 31, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Affiliated Fund Transactions
A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2023, is as follows:
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of October 31, 2023	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$125,046	$75,090	$20,461	$(2,492)	$(9,860)	$167,323	18,247	$5,598
Mirova Global Green Bond Fund, Class N	191,428	94,767	32,445	(2,993)	(950)	249,807	30,689	—
Mirova International Sustainable Equity Fund, Class N	1,119,712	369,400	61,428	6,407	(166,377)	1,267,714	124,407	1,920
	$1,436,186	$539,257	$114,334	$922	$(177,187)	$1,684,844	173,343	$7,518

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of October 31, 2023, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$8,567,398	$—	$—	$8,567,398
Bonds and Notes(a)	—	829,315	—	829,315
Exchange-Traded Funds	1,257,882	—	—	1,257,882
Mutual Funds	1,990,844	—	—	1,990,844
Affiliated Mutual Funds	1,684,844	—	—	1,684,844
Short-Term Investments	—	534,613	—	534,613
Total Investments	$13,500,968	$1,363,928	$—	$14,864,896

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at October 31, 2023 (Unaudited)
Equity	90.2%
Fixed Income	8.6
Short-Term Investments	3.7
Total Investments	102.5
Other assets less liabilities	(2.5)
Net Assets	100.0%